Note 23 - Shareholders' Equity - Deferred Share Unit Plan Transactions (Details) - Deferred share units [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Balance, January 1	319,746	276,844
Granted	63,102	42,902
Exercised	0	0
Balance, December 31	382,848	319,746